Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock	Subscribed stock	Additional Paid-in Capital	Accumulated Deficit	Comprehensive Income	Treasury Stock	Non controlling Interest	Total
Balance at Dec. 31, 2023	$ 7,940		$ 73,978,380	$ (64,046,929)	$ 516,387	$ (8,901,668)	$ (300,637)	$ 1,253,473
Balance (in Shares) at Dec. 31, 2023	7,940,298
Balance (in Shares) at Dec. 31, 2023						(26,553)
Issuance of common shares for Lind CN	$ 1,706		592,008					593,714
Issuance of common shares for Lind CN (in Shares)	1,705,303
Issuance of pre-funded warrant			394,071					394,071
Issuance of common shares for acquiring of Property	$ 703					$ (703)
Issuance of common shares for acquiring of Property (in Shares)	703,496
Issuance of common shares for acquiring of Property (in Shares)						(703,496)
Stock based compensation for employees	$ 2,019		2,451,854					2,453,873
Stock based compensation for employees (in Shares)	2,019,387
Issuance of common shares for exercise of warrants	$ 1,500		946,000					947,500
Issuance of common shares for exercise of warrants (in Shares)	1,500,000
Repurchase of common stock from a prior employee						$ (7,320)		(7,320)
Repurchase of common stock from a prior employee (in Shares)						(592)
Stock Subscription received		31,040						31,040
Issuance of subsidiaries’ common shares for consulting service			225,690				157,810	383,500
Debt discount recognized from Issuance of subsidiary’s convertible note			2,276				1,591	3,867
Decrease in ownership of subsidiary due to share issuance			4,786				(4,786)
Net loss				(4,902,878)			(356,159)	(5,259,037)
Cumulative transaction adjustments					(70,722)			(70,722)
Balance at Dec. 31, 2024	$ 13,868	31,040	78,595,065	(68,949,807)	445,665	$ (8,909,691)	(502,181)	$ 723,959
Balance (in Shares) at Dec. 31, 2024	13,868,484							13,868,484
Balance (in Shares) at Dec. 31, 2024						(730,641)
Issuance of common shares for Lind CN	$ 1,336		462,511					$ 463,847
Issuance of common shares for Lind CN (in Shares)	1,336,239
Issuance of common shares in private offerings	$ 3,355	(31,040)	3,332,988					3,305,303
Issuance of common shares in private offerings (in Shares)	3,354,475
Stock-based compensation	$ 2,713	359,000	3,959,853					4,321,566
Stock-based compensation (in Shares)	2,713,441
Acquisition of control of acquired land			4,513,795				3,156,205	7,670,000
Acquisition of land	$ 2,035		4,154,426					4,156,461
Acquisition of land (in Shares)	2,035,136
Issuance of common shares for exercise of warrants	$ 1,746		989,620					991,366
Issuance of common shares for exercise of warrants (in Shares)	1,745,418
Net loss				(7,908,554)			(468,405)	(8,376,959)
Cumulative transaction adjustments					41,937			41,937
Balance at Dec. 31, 2025	$ 25,053	$ 359,000	$ 96,008,258	$ (76,858,361)	$ 487,602	$ (8,909,691)	$ 2,185,619	$ 13,297,480
Balance (in Shares) at Dec. 31, 2025	25,053,193							25,053,193
Balance (in Shares) at Dec. 31, 2025						(730,641)